Financial Instruments (Interest Rate and Credit Risks) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) customer	Dec. 31, 2014 USD ($)
Interest rate risk
Average interest rate received on cash and liquid investments	less than 1% per annum.
Line of Credit Facility [Line Items]
Interest rate risk exposure	The Company regularly evaluates the interest rate risk on its facilities. At December 31, 2015 the Company considered the risks associated with floating interest rates on borrowings under its facilities as appropriate. A hypothetical one percentage point increase or decrease in the interest rates applicable to drawings under the January 2015 Facility Agreement and the RCF at December 31, 2015 would increase interest expense by approximately $15 million per annum or would decrease the interest expense by approximately $7 million per annum.
Short-term borrowings	$ 1,511.5	$ 850.0
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of major external customers | customer	3
Customer concentration risk
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	47.00%
Revolving Credit Facility
Line of Credit Facility [Line Items]
Short-term borrowings	$ 750.0	$ 0.0
Government-owned or Supported Healthcare Providers | Italy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable received	100.0
Government-owned or Supported Healthcare Providers | Spain
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable received	$ 116.0